Loans Receivable (Details)	Dec. 31, 2018 loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans	14
Nonperforming Status
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans	0